Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Valuation allowance	$ 1,530,299	$ 302,697
Increase in valuation allowance	1,227,602
Unrecognized tax benefits	0	0
Amount accrued for payment of interest and penalties	0	$ 0
Positions recorded	$ 0